LOAN FROM SHAREHOLDER: Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 24, 2022	Apr. 30, 2022	Mar. 31, 2020	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Warrants exercise terms			enable the holder to receive Preferred C shares of the Company (hereinafter - “the shares”), in aggregate value of the amount the holder actually lent to the Company in accordance with the loan agreement pre exercise of this warrant (that is up to $5 million) at an option price per share (hereinafter - “the exercise price”) equal to $6.078 in exchange for preferred shares in a total amount not less than $500 before the start date. The warrants were classified to equity and were first booked at fair value.
Mr. Alfred H. Moses and Mark Jacobsen [Member]
Disclosure of detailed information about borrowings [line items]
Amount of warrants exercisable into shares	$ 5,000
Shareholder
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 5,000
Loan term			36 months
Proceeds from life insurance		$ 5,400
Transfer of shareholders warrant to another shareholder description	Mr. Alfred H. Moses assigned 50% of his Shareholder’s Warrant to another shareholder, Mr. Mark Jacobsen
Shareholder | Mr. Yoel Gat [Member]
Disclosure of detailed information about borrowings [line items]
Amount of insurance policy taken as guarantee				$ 5,000
Shareholder | Mr. Alfred H. Moses [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued warrants exercise	411,320
Shareholder | Mr. Alfred H. Moses and Mark Jacobsen [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued warrants exercise	822,640
Number of preferred shares converted into Ordinary shares	860,802
Shareholder | Series C preferred shares
Disclosure of detailed information about borrowings [line items]
Maximum amount of warrants exercisable into shares			$ 5,000
Exercise price of warrants			$ 6.078
Maximum amount of preferred shares exchanged			$ 500
Shareholder | First 12 Months
Disclosure of detailed information about borrowings [line items]
Interest rate basis points			0.002%
Shareholder | Every six months
Disclosure of detailed information about borrowings [line items]
Additional interest rate basis points			50.00%